Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Directors and Executive Board Management Compensation

Total directors and executive board management compensation included in the income statement can be detailed as follows:

	2017		2016		2015
Million US dollar	Directors	Executive board management	Directors	Executive board management	Directors	Executive board management
Short-term employee benefits	2	28	2	18	3	25
Post employment benefits	—	1	—	—	—	2
Share-based payments	3	68	3	64	2	65

	5	97	5	82	5	91

Summary of Aggregate Amounts of AB InBev's Interest

Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2017	2016	2015
Non-current assets	12	11	2
Current assets	5	5	5
Non-current liabilities	11	9	2
Current liabilities	6	6	5
Result from operations	(3)	(6)	(1)
Profit attributable to equity holders of AB InBev	(3)	(7)	—

Summary of AB InBev's Transactions with Associates

Significant interests in associates are shown in note 16 Investments in associates. AB InBev’s transactions with associates were as follows:

Million US dollar	2017	2016	2015
Gross profit	91	(47)	(77)
Current assets	73	(8)	2
Current liabilities	20	20	25